INVESTMENT IN ASSOCIATE (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of associates [abstract]
Summary Of Investment In Associate

Balance, December 31, 2022	$-
Fair value of retained interest in IsoEnergy on December 5, 2023	239,735
Share of net income from associate	920
Share of other comprehensive loss from associate	(539)
Balance, December 31, 2023	$240,116
Loss on dilution of ownership interest in associate	(113)
Share of net loss from associate	(13,798)
Share of other comprehensive income from associate	3,389
Balance, December 31, 2024	$229,594
Fair value of investment in associate as at December 31, 2024	$151,813

Summary Of Financial Information For Iso Energy
Summarized financial information for IsoEnergy is as follows:

	December 31, 2024	December 31, 2023
Cash	$21,295	$37,033
Other current assets	7,110	1,192
Marketable securities	31,181	17,036
Non-current assets	281,249	291,937
Total assets	$340,835	$347,198

Current liabilities	35,104	41,065
Non-current liabilities	2,568	3,113
Total liabilities	$37,672	$44,178

Loss for the period	$42,135	$18,689
Other comprehensive loss (income)	$(10,172)	$2,618
Total comprehensive loss	$31,963	$21,307